ADVANCED SERIES TRUST

AST Small-Cap Value Portfolio

Supplement dated November 8, 2023 to the

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) relating to the portfolio listed above (the "Portfolio"), and the Summary Prospectus relating to the Portfolio (the Summary Prospectus). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective on or about December 29, 2023, Ms. Sally Pope Davis will no longer serve as a portfolio manager for the Portfolio. Accordingly, all references to Ms. Davis in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety as of December 29, 2023.

Effective immediately, the Prospectuses, Summary Prospectuses and SAI will be revised as follows to reflect the addition of Mr. Sean Greely to the Portfolio's portfolio management team:

I. The tables in the section of the Prospectus and Summary Prospectus entitled "Management of the Portfolio" will be revised by adding the following information with respect to Mr. Greely:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Manager

PGIM	Goldman Sachs	Sean Greely, CFA	Vice President	September 2023
Investments LLC;	Asset Management,
AST Investment	L.P.
Services, Inc.

II. The following professional biography will be added after the last paragraph in the sections of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers: Goldman Sachs Segment:"

Sean Greely, CFA, Vice President, is a portfolio manager on the US Small Cap Value Equity Team, where he has broad research responsibilities and oversees the portfolio construction and investment research for the firm's Small Cap Value Strategy. Before joining GSAM, Sean was a portfolio manager at Bernzott Capital Advisors and Monarch Partners Asset Management, as well as a Vice President at Baltimore Capital Management. Sean has over 20 years of industry experience. He received his B.A. from Tufts University. Sean holds the Chartered Financial Analyst designation.

III.The table in Part I of the Portfolio's SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS: AST Small-Cap Value Portfolio" will be revised by adding the following information with respect to Mr. Greely:

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities
Goldman Sachs Asset	Sean Greely,	None	None	None	None
Management, L.P.	CFA

*Information is as of June 30, 2023.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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